Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 70% - Fidelity Asset Manager 70%	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847